UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-5853


                              HERITAGE INCOME TRUST
                              ---------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 567-8143

                           STEPHEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                1601 K Street, NW
                             Washington, D.C. 20006





Date of fiscal year end: October 31
                         ----------

Date of reporting period: January 31, 2007
                          ----------------

ITEM 1. SCHEDULE OF INVESTMENTS


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                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  PRINCIPAL                             % OF NET
                                                                                   AMOUNT               VALUE            ASSETS
                                                                                  ---------             -----            ------
CORPORATE BONDS (a)
------------------
DOMESTIC
--------
     ADVERTISING
     -----------
        Affinion Group, Inc., 10.125%, 10/15/13                                     230,000          $   247,250           0.5%
        Affinion Group, Inc., 11.5%, 10/15/15                                        85,000               91,375           0.2%
        R.H. Donnelley Corporation, 144A, 10.875%, 12/15/12                         275,000              299,062           0.6%
        R.H. Donnelley Corporation, Series "A-1", 6.875%, 01/15/13                  230,000              220,225           0.4%
        R.H. Donnelley Corporation, Series "A-2", 6.875%, 01/15/13                   85,000               81,388           0.1%
        R.H. Donnelley Corporation, Series "A-3", 8.875%, 01/15/16                  100,000              104,750           0.2%
     AEROSPACE/DEFENSE
     -----------------
        Alliant Techsystems, Inc., 6.75%, 04/01/16                                  515,000              513,712           0.9%
     AGRICULTURE
     -----------
        Alliance One International, Inc., 11.0%, 05/15/12                            50,000               54,000           0.1%
     AIRLINES
     --------
        Continental Airlines, Inc., Series "981C", 6.541%, 09/15/09                  42,178               41,967           0.1%
        Continental Airlines, Inc., 8.75%, 12/01/11                                 100,000              100,250           0.2%
     APPAREL
     -------
        Levi Strauss & Company, 9.75%, 01/15/15                                     440,000              475,200           0.9%
     AUTO MANUFACTURERS
     ------------------
        Ford Motor Company, 7.45%, 07/16/31                                         850,000              689,562           1.3%
        Ford Motor Company, 8.9%, 01/15/32                                          100,000               89,500           0.2%
        General Motors Corporation, 7.2%, 01/15/11                                  155,000              151,125           0.3%
        General Motors Corporation, 8.25%, 07/15/23                                 200,000              189,500           0.3%
        General Motors Corporation, 8.375%, 07/15/33                              1,000,000              941,250           1.7%
     AUTO PARTS & EQUIPMENT
     ----------------------
        Breed Technologies, Inc., 9.25%, 04/15/08 (c)(d)*                           500,000                    0           0.0%
        Keystone Automotive Operations Inc., 9.75%, 11/01/13                        185,000              182,688           0.3%
        Visteon Corporation, 8.25%, 08/01/10                                        755,000              755,000           1.4%
        Visteon Corporation, 7.0%, 03/10/14                                         205,000              180,400           0.3%
     BUILDING MATERIALS
     ------------------
        Associated Materials Inc., 9.75%, 04/15/12                                  140,000              145,600           0.3%
        Associated Materials Inc., 0.0% to 03/01/09, 11.25% to maturity (b),
        03/01/14*                                                                   300,000              219,750           0.4%
        Nortek, Inc., 8.5%, 09/01/14                                                175,000              173,688           0.3%
        NTK Holdings, Inc., 0.0% to 09/01/09, 10.75% to maturity (b), 03/01/14*     895,000              657,825           1.2%
     CHEMICALS
     ---------
        Chemtura Corporation, 6.875%, 06/01/16                                       40,000               38,800           0.1%
        Georgia Gulf Corporation, 144A, 9.5%, 10/15/14                              690,000              683,100           1.2%
        Lyondell Chemical Company, 8.0%, 09/15/14                                    80,000               83,200           0.2%
        Lyondell Chemical Company, 8.25%, 09/15/16                                   70,000               74,200           0.1%
     COAL
     ----
        International Coal Group Inc., 10.25%, 07/15/14                             215,000              211,775           0.4%

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                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  PRINCIPAL                             % OF NET
                                                                                   AMOUNT               VALUE            ASSETS
                                                                                  ---------             -----            ------
     COMMERCIAL SERVICES
     -------------------
        Aramark Corporation, 144A, 8.5%, 02/01/15                                   130,000              133,088           0.2%
        Aramark Corporation, 144A, FRN, 8.86%, 02/01/15                              30,000               30,600           0.1%
        Ashtead Capital Inc., 144A, 9.0%, 08/15/16                                  475,000              508,250           0.9%
        Brand Services, Inc., 12.0%, 10/15/12                                       125,000              137,581           0.3%
        DynCorp International LLC and DIV Capital Corporation, Series "B",
        9.5%, 02/15/13                                                              265,000              278,250           0.5%
        Education Management LLC, 8.75%, 06/01/14                                   150,000              157,500           0.3%
        Hertz Corporation, 8.875%, 01/01/14                                         120,000              127,500           0.2%
        Hertz Corporation, 10.5%, 01/01/16                                          645,000              725,625           1.3%
        Penhall International Corporation, 144A, 12.0%, 08/01/14                    255,000              278,588           0.5%
        Rental Services Corporation, 144A, 9.5%, 12/01/14                           175,000              182,875           0.3%
        Service Corporation International, 7.875%, 02/01/13                          40,000               41,200           0.1%
        Service Corporation International, 7.625%, 10/01/18                          20,000               21,000           0.0%
     COMPUTERS
     ---------
        Activant Solutions Inc., 144A, 9.5%, 05/01/16                               150,000              145,500           0.3%
        SunGard Data Systems Inc., 9.125%, 08/15/13                                 100,000              105,250           0.2%
        SunGard Data Systems Inc., 10.25%, 08/15/15                                 365,000              392,375           0.7%
     DIVERSIFIED MANUFACTURER
     ------------------------
        Jacuzzi Brands, Inc., 9.625%, 07/01/10                                      145,000              154,062           0.3%
        Koppers Inc., 9.875%, 10/15/13                                              151,000              163,835           0.3%
        Nutro Products, Inc., 144A, FRN 9.4%, 10/15/13                               35,000               36,138           0.1%
        Nutro Products, Inc., 144A, 10.75%, 04/15/14                                445,000              487,275           0.9%
     ELECTRIC
     --------
        Calpine Generating Company LLC, FRN, 14.37%, 04/01/11                       175,000              185,500           0.3%
        NRG Energy Inc., 7.25%, 02/01/14                                            125,000              125,312           0.2%
        NRG Energy Inc., 7.375%, 02/01/16                                           600,000              600,750           1.1%
        Orion Power Holdings Inc., 12.0%, 05/01/10                                  145,000              166,388           0.3%
     ENTERTAINMENT
     -------------
        AMC Entertainment Inc., Series "B", 8.625%, 08/15/12                         40,000               42,050           0.1%
        AMC Entertainment Inc., 11.0%, 02/01/16                                     535,000              604,550           1.1%
        Isle of Capri Casinos, Inc., 9.0%, 03/15/12                                  15,000               15,675           0.0%
        Isle of Capri Casinos, Inc., 7.0%, 03/01/14                                  65,000               64,188           0.1%
        Warner Music Group Corporation, 7.375%, 04/15/14                            165,000              162,525           0.3%
     Environmental Control
     ---------------------
        Aleris International Inc., 144A, 10.0%, 12/15/16                             40,000               41,400           0.1%
        Safety-Kleen Services, Inc., 9.25%, 06/01/08 (c)(d)*                        500,000                  500           0.0%

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                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  PRINCIPAL                             % OF NET
                                                                                   AMOUNT               VALUE            ASSETS
                                                                                  ---------             -----            ------
     FINANCIAL SERVICES
     ------------------
        AAC Group Holding Corporation, 0.0% to 10/01/09, 10.25% to
        maturity (b), 10/01/12*                                                     310,000              274,350           0.5%
        Airplanes Pass Through Trust, Series "D", 10.875%, 03/15/19 (c)(d)*         493,850                    0           0.0%
        CitiSteel USA, Inc., FRN, 12.94938%, 09/01/10                                85,000               87,762           0.2%
        CitiSteel USA, Inc., 144A, PIK 15.0%, 10/01/10                               55,000               70,444           0.1%
        E*TRADE Financial Corporation, 7.375%, 09/15/13                             140,000              145,250           0.3%
        E*TRADE Financial Corporation, 7.875%, 12/01/15                              65,000               69,550           0.1%
        Ford Motor Credit Company, 144A, FRN, 10.61%, 06/15/11                      293,000              318,558           0.6%
        Ford Motor Credit Company, 9.875%, 08/10/11                                 125,000              133,836           0.2%
        Ford Motor Credit Company, FRN, 8.11%, 01/13/12                              70,000               70,288           0.1%
        Ford Motor Credit Company, 8.0%, 12/15/16                                   130,000              127,643           0.2%
        General Motors Acceptance Corporation, 6.875%, 08/28/12                     250,000              254,072           0.5%
        General Motors Acceptance Corporation, 8.0%, 11/01/31                       800,000              900,487           1.6%
        Global Cash Access LLC and Global Cash Finance Corporation, 8.75%,
        03/15/12                                                                    244,000              254,980           0.5%
        Idearc, Inc., 144A, 8.0%, 11/15/16                                          550,000              558,938           1.0%
        Kansas City Southern Railway Company, 7.5%, 06/15/09                         40,000               40,550           0.1%
        Milacron Escrow Corporation, 11.5%, 05/15/11                                 50,000               47,750           0.1%
        Nebco Evans Holding Company, 12.375%, 07/15/07 (c)(d)*                      700,000                    0           0.0%
        Rainbow National Services LLC, 144A, 10.375%, 09/01/14                      275,000              309,375           0.6%
        UCAR Finance Inc., 10.25%, 02/15/12                                         100,000              105,000           0.2%

        Vanguard Health Holding Company I LLC, 0.0% to 10/01/09, 11.25% to
        maturity (b), 10/01/15*                                                     430,000              345,075           0.6%
        Vanguard Health Holding Company II LLC, 9.0%, 10/01/14                      195,000              199,631           0.4%
        Wind Acquisition Holdings Finance SA, PIK, 12/21/11                         500,000              512,749           0.9%
     FOOD
     ----
        Dole Food Company Inc., 7.25%, 06/15/10                                     350,000              338,188           0.6%
        Dole Food Company Inc., 8.875%, 03/15/11                                     55,000               54,725           0.1%
     FOREST PRODUCTS & PAPER
     -----------------------
        Appleton Papers Inc., Series "B", 8.125%, 06/15/11                          175,000              180,250           0.3%
        Appleton Papers Inc., Series "B", 9.75%, 06/15/14                           200,000              208,000           0.4%
        NewPage Corporation, 10.0%, 05/01/12                                        390,000              425,100           0.8%
        NewPage Corporation, FRN, 11.62125%, 05/01/12                               305,000              333,975           0.6%
        NewPage Corporation, 12.0%, 05/01/13                                         60,000               65,400           0.1%
        Verso Paper Holdings LLC and Verson Paper Inc., 144A, 9.125%, 08/01/14       50,000               52,500           0.1%

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
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                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  PRINCIPAL                             % OF NET
                                                                                   AMOUNT               VALUE            ASSETS
                                                                                  ---------             -----            ------
     HEALTHCARE SERVICES
     -------------------
        Ameripath Inc., 10.5%, 04/01/13                                             325,000              352,625           0.6%
        Community Health Systems, Inc., 6.5%, 12/15/12                              225,000              223,312           0.4%
        DaVita Inc., 7.25%, 03/15/15                                                380,000              384,750           0.7%
        HCA, Inc., 6.5%, 02/15/16                                                   675,000              568,688           1.0%
        HCA, Inc., 144A, 9.25%, 11/15/16                                            175,000              185,938           0.3%
        HCA, Inc., 144A, PIK, 9.625%, 11/15/16                                      140,000              153,299           0.3%
        HCA, Inc., 7.5%, 11/15/95                                                   100,000               76,287           0.1%
        IASIS Healthcare LLC and IASIS Capital Corporation, 8.75%, 06/15/14         325,000              331,906           0.6%
        Psychiatric Solutions, Inc., 10.625%, 06/15/13                              133,000              145,635           0.3%
        Tenet Healthcare Corporation, 7.375%, 02/01/13                              375,000              346,875           0.6%
        Tenet Healthcare Corporation, 9.25%, 02/01/15                               150,000              149,625           0.3%
        Tenet Healthcare Corporation, 6.875%, 11/15/31                               85,000               66,512           0.1%
        Triad Hospitals, Inc., 7.0%, 11/15/13                                       110,000              112,475           0.2%
     HOME BUILDERS
     -------------
        K. Hovnanian Enterprises, Inc., 8.625%, 01/15/17                            400,000              422,000           0.8%
     HOME FURNISHINGS
     ----------------
        Norcraft Companies LP and Norcraft Finance Corporation, 9.0%, 11/01/11      110,000              113,575           0.2%
        Norcraft Holdings LP and Norcraft Capital Corporation, 0.0% to
        09/01/08, 9.75% to maturity (b), 09/01/12*                                  650,000              572,000           1.0%
        Sealy Mattress Company, 8.25%, 06/15/14                                     325,000              341,250           0.6%
        Simmons Bedding Company, 7.875%, 01/15/14                                   150,000              153,750           0.3%
     HOUSEHOLD PRODUCTS
     ------------------
        American Greetings Corporation, 7.375%, 06/01/16                             25,000               25,688           0.1%
     INSURANCE
     ---------
        Crum & Forster Holdings Corporation, 10.375%, 06/15/13                      355,000              383,400           0.7%
     INTERNET
     --------
        FTD Inc., 7.75%, 02/15/14                                                   165,000              165,412           0.3%
     IRON/STEEL
     ----------
        Chaparral Steel Company, 10.0%, 07/15/13                                    460,000              512,900           0.9%
        Metals USA Holding Corporation, 144A, PIK, FRN, 11.365%, 01/15/12           425,000              415,438           0.8%
        RathGibson Inc., 11.25%, 02/15/14                                            75,000               79,500           0.1%
        Tube City IMS Corporation, 144A, 9.75%, 02/01/15                            100,000              102,500           0.2%
     LODGING
     -------
        Caesars Entertainment, Inc., 7.875%, 03/15/10                               300,000              315,000           0.6%
        Inn of the Mountain Gods Resort & Casino, 12.0%, 11/15/10                   610,000              664,900           1.2%
        MGM Mirage, Inc., 8.375%, 02/01/11                                          175,000              183,969           0.3%
        MGM Mirage, Inc., 7.625%, 01/15/17                                          470,000              472,938           0.9%
        Station Casinos, Inc., 7.75%, 08/15/16                                      260,000              265,200           0.5%
        Turning Stone Resort Casino Enterprise, 144A, 9.125%, 12/15/10              400,000              408,000           0.7%
     METAL FABRICATE/HARDWARE
     ------------------------
        Metals USA, Inc., 11.125%, 12/01/15                                         370,000              408,388           0.7%
        Mueller Group, Inc., 10.0%, 05/01/12                                        184,000              198,720           0.4%
        Mueller Holdings, Inc., 0.0% to 04/15/09, 14.75% to maturity (b),
        04/15/14*                                                                   545,000              495,950           0.9%

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
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                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  PRINCIPAL                             % OF NET
                                                                                   AMOUNT               VALUE            ASSETS
                                                                                  ---------             -----            ------
     OIL & GAS
     ---------
        Belden & Blake Corporation, 8.75%, 07/15/12                                 310,000              316,200           0.6%
        Chesapeake Energy Corporation, 7.5%, 06/15/14                               450,000              462,938           0.8%
        Chesapeake Energy Corporation, 6.375%, 06/15/15                              15,000               14,550           0.0%
        Chesapeake Energy Corporation, 6.5%, 08/15/17                               100,000               95,500           0.2%
        Cimarex Energy Company, 9.6%, 03/15/12                                      520,000              545,350           1.0%
        Encore Acquisition Company, 6.0%, 07/15/15                                   45,000               40,500           0.1%
        Enterprise Products Operating LP, 8.375%, 08/01/66                          140,000              152,939           0.3%
        EXCO Resources, Inc., 7.25%, 01/15/11                                       380,000              385,700           0.7%
        Mariner Energy, Inc., 7.5%, 04/15/13                                        115,000              111,550           0.2%
        PetroHawk Energy Corporation, 9.125%, 07/15/13                              150,000              155,250           0.3%
        Pogo Producing Company, 7.875%, 05/01/13                                    180,000              181,350           0.3%
        Pride International, Inc., 7.375%, 07/15/14                                  70,000               71,050           0.1%
        Stone Energy Corporation, 8.25%, 12/15/11                                   325,000              317,688           0.6%
        Whiting Petroleum Corporation, 7.0%, 02/01/14                                55,000               54,175           0.1%
     OIL & GAS SERVICES
     ------------------
        Complete Production Services Inc., 144A, 8.0%, 12/15/16                     535,000              541,688           1.0%
        Geokinetics, Inc., 144A, FRN, 11.86%, 12/15/12                               70,000               70,350           0.1%
        SESI LLC, 6.875%, 06/01/14                                                   10,000                9,800           0.0%
     PACKAGING & CONTAINERS
     ----------------------
        Graham Packaging Holdings Company, 9.875%, 10/15/14                         795,000              818,850           1.5%
        Graphic Packaging International Corporation, 8.5%, 08/15/11                 175,000              181,562           0.3%
        Owens-Brockway Glass Container Inc., 7.75%, 05/15/11                         25,000               25,750           0.1%
        Owens-Brockway Glass Container Inc., 8.25%, 05/15/13                         30,000               31,275           0.1%
        Plastipak Holdings, Inc., 144A, 8.5%, 12/15/15                              115,000              120,175           0.2%
        Radnor Holdings Corporation, 11.0%, 03/15/10 (c)*                           150,000                  562           0.0%
     PHARMACEUTICALS
     ---------------
        Leiner Health Products Inc., 11.0%, 06/01/12                                515,000              535,600           1.0%
     PIPELINES
     ---------
        Dynegy Holdings Inc., 7.625%, 10/15/26                                      300,000              291,000           0.5%
        El Paso Corporation, 7.875%, 06/15/12                                       375,000              396,562           0.7%
        El Paso Corporation, MTN, 7.8%, 08/01/31                                    485,000              517,738           0.9%
        SemGroup, LP, 144A, 8.75%, 11/15/15                                         335,000              335,838           0.6%
        Southern Natural Gas, 8.0%, 03/01/32                                         40,000               46,298           0.1%
        The Williams Companies, Inc., 7.625%, 07/15/19                              125,000              133,438           0.2%
     PRINTING & PUBLISHING
     ---------------------
        Dex Media West LLC and Dex Media West Finance Co., Series "B", 9.875%,
        08/15/13                                                                    100,000              108,750           0.2%
        PRIMEDIA, Inc., 8.875%, 05/15/11                                            200,000              204,000           0.4%
     REAL ESTATE
     -----------
        Ashton Woods USA LLC and Ashton Woods Finance Company, 9.50%, 10/01/15       40,000               38,400           0.1%
        Forest City Enterprises, Inc., 7.625%, 06/01/15                              10,000               10,275           0.0%
     REIT
     ----
        Ventas Realty LP and Ventas Capital Corporation, 6.5%, 06/01/16              50,000               50,000           0.1%

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                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
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                                                                                  PRINCIPAL                             % OF NET
                                                                                   AMOUNT               VALUE            ASSETS
                                                                                  ---------             -----            ------
     RETAIL
     ------
        Autonation, Inc., FRN, 7.36%, 04/15/13                                       90,000               90,675           0.2%
        AutoNation, Inc., 7.0%, 04/15/14                                             35,000               35,175           0.1%
        Blockbuster Inc., 9.0%, 09/01/12                                            140,000              139,650           0.3%
        EPL Finance Corporation, 11.75%, 11/15/13                                    85,000               92,225           0.2%
        Eye Care Centers of America, Inc., 10.75%, 02/15/15                          40,000               44,350           0.1%
        Linens 'n Things, Inc., FRN, 10.985%, 01/15/14                               75,000               72,750           0.1%
        The Neiman Marcus Group, Inc., PIK, 9.0%, 10/15/15                          145,000              158,775           0.3%
        The Neiman Marcus Group, Inc., 10.375%, 10/15/15                            380,000              424,650           0.8%
     SEMICONDUCTORS
     --------------
        Freescale Semiconductor Inc., 144A, 8.875%, 12/15/14                        545,000              542,275           1.0%
     SOFTWARE
     --------
        UGS Capital Corporation II, 144A, PIK, FRN, 10.34813%, 06/01/11             225,848              234,470           0.4%
        UGS Corporation, 10.0%, 06/01/12                                            120,000              131,400           0.2%
     TELECOMMUNICATIONS
     ------------------
        Citizens Communications Company, 144A, 7.875%, 01/15/27                      90,000               91,125           0.2%
        Hawaiian Telecom Communications, Inc., Series "B", FRN, 10.889%,
        05/01/13                                                                     25,000               25,688           0.1%
        Hawaiian Telecom Communications, Inc., Series "B", 12.5%, 05/01/15          550,000              598,125           1.1%
        Level 3 Communications, Inc., 11.5%, 03/01/10                               100,000              107,750           0.2%
        Level 3 Communications, Inc., 144A, 9.25% 11/01/14                          160,000              163,600           0.3%
        Level 3 Financing, Inc., FRN, 11.8%, 03/15/11                               355,000              376,300           0.7%
        Qwest Communications International Inc., Series "B", 7.5%, 02/15/14         255,000              263,287           0.5%
        Rural Cellular Corporation, 9.875%, 02/01/10                                410,000              434,600           0.8%
        Rural Cellular Corporation, 8.25%, 03/15/12                                 180,000              187,650           0.3%
        Windstream Corporation, 8.625%, 08/01/16                                    475,000              518,344           0.9%
        World Access, Inc., 13.25%, 01/15/08 (c)(d)*                                500,000               25,000           0.0%
     TELEVISION, CABLE & RADIO
     -------------------------
        Charter Communications Holdings LLC, 11.75%, 05/15/14                       300,000              285,750           0.5%
        Charter Communications Holdings LLC, 12.125%, 01/15/15                      100,000               95,750           0.2%
        Charter Communications Holdings LLC and Charter Communications Holdings
        Capital Corporation, 9.92%, 04/01/11                                         20,000               19,000           0.0%

        Charter Communications Holdings LLC and Charter Communications Holdings
        Capital Corporation, 11.75%, 05/15/11                                        70,000               67,900           0.1%

        Charter Communications Holdings LLC and Charter Communications Holdings
        Capital Corporation, 12.125%, 01/15/12                                       65,000               62,400           0.1%
        Charter Communications Holdings LLC and Charter Communications Holdings
        Capital Corporation, 11.0%, 10/01/15                                        359,000              370,645           0.7%

        Charter Communications Holdings II LLC and Charter Communications
        Holdings II Capital Corporation, 10.25%, 09/15/10                           240,000              249,300           0.5%

        Charter Communications Holdings II LLC and Charter Communications
        Holdings II Capital Corporation, 10.25%, 10/01/13                           179,970              192,568           0.4%
        CMP Susquehanna Corporation, 144A, 9.875%, 05/15/14                         175,000              179,375           0.3%
        DirecTV Holdings LLC and DirectTV Financing Company, 8.375%, 03/15/13       265,000              277,253           0.5%
        EchoStar DBS Corporation, 7.0%, 10/01/13                                     10,000               10,012           0.0%
        Radio One, Inc., Series "B", 8.875%, 07/01/11                               275,000              285,312           0.5%

------------------------------------------------------------------------------------------------------------------------------------
                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  PRINCIPAL                             % OF NET
                                                                                   AMOUNT               VALUE            ASSETS
                                                                                  ---------             -----            ------
     TRANSPORTATION
     --------------
        GulfMark Offshore, Inc., 7.75%, 07/15/14                                     95,000               95,950           0.2%
        Horizon Lines LLC, 9.0%, 11/01/12                                           118,000              124,195           0.2%
Total Domestic  (cost $45,936,762)                                                                    44,540,228          81.2%
FOREIGN (e)
-----------
     CHEMICALS
     ---------
        Montell Finance Co. BV, 144A, 8.1%, 03/15/27                                175,000              168,875           0.3%
        Rhodia SA, 10.25%, 06/01/10                                                 233,000              265,620           0.5%
     ELECTRIC
     --------
        AES China Generating Company Ltd., 8.25%, 06/26/10                           90,000               89,983           0.2%
     ELECTRONICS
     -----------
        NXP BV and NXP Funding LLC, 144A, 7.875%, 10/15/14                          145,000              149,712           0.3%
        NXP BV and NXP Funding LLC, 144A, 9.5%, 10/15/15                            620,000              640,925           1.2%
     HOLDING COMPANIES
     -----------------
        Nell AF Sarl., 144A, 8.375%, 08/15/15                                       630,000              650,475           1.2%
        Smurfit Kappa Funding, PLC, 9.625%, 10/01/12                                410,000              435,625           0.8%
     MULTIMEDIA
     ----------
        Quebecor Media Inc., 7.75%, 03/15/16                                        130,000              131,950           0.2%
     OIL & GAS
     ---------
        OPTI Canada Inc., 144A, 8.25%, 12/15/14                                     440,000              459,800           0.8%
     OIL & GAS SERVICES
     ------------------
        Compagnie Generale De Geophysique, 7.5%, 05/15/15                            65,000               65,162           0.1%
     TELECOMMUNICATIONS
     ------------------
        Inmarsat Finance PLC, 7.625%, 06/30/12                                      530,000              547,225           1.0%
        Intelsat Bermuda Ltd., 144A, FRN, 8.87188%, 01/15/15                        165,000              167,888           0.3%
        Intelsat Bermuda Ltd., 144A, 9.25%, 06/15/16                                225,000              246,938           0.5%
        Intelsat Bermuda Ltd., 144A, 11.25%, 06/15/16                               440,000              497,200           0.9%
        Intelsat Ltd., 7.625%, 04/15/12                                              25,000               24,094           0.0%
        NTL Cable PLC, 8.75%, 04/15/14                                              300,000              311,250           0.6%
        NTL Cable PLC, 9.125%, 08/15/16                                             200,000              211,500           0.4%
        Rogers Wireless Inc., 7.25%, 12/15/12                                        30,000               31,575           0.1%
        Rogers Wireless Inc., 8.0%, 12/15/12                                        225,000              236,812           0.4%
        True Move Company Ltd., 144A, 10.75%, 12/16/13                              650,000              640,250           1.2%
     TELEVISION, CABLE & RADIO
     -------------------------
        Rogers Cable Inc., 6.25%, 06/15/13                                           20,000               20,025           0.0%
        Rogers Cable Inc., 5.5%, 03/15/14                                           240,000              229,510           0.4%
     TRANSPORTATION
     --------------
        OMI Corporation, 7.625%, 12/01/13                                            35,000               35,525           0.1%
        Transportaction Ferroviaria Mexicana, SA de CV, 9.375%, 05/01/12            285,000              304,238           0.5%
        Transportaction Ferroviaria Mexicana, SA de CV, 12.5%, 06/15/12              10,000               10,800           0.0%
        Transportaction Ferroviaria Mexicana, SA de CV, 144A, 7.625%, 12/01/13       60,000               60,150           0.1%
Total Foreign (cost $6,457,386)                                                                        6,633,107          12.1%
Total Corporate Bonds (a) (cost $52,394,148)                                                          51,173,335          93.3%

------------------------------------------------------------------------------------------------------------------------------------
                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  PRINCIPAL                             % OF NET
                                                                                   AMOUNT               VALUE            ASSETS
                                                                                  ---------             -----            ------
CONVERTIBLE BONDS (a)
---------------------
     AUTO MANUFACTURERS
     ------------------
        Ford Motor Company, 4.25%, 12/15/36 (cost $40,000)                           40,000               45,400           0.1%
FOREIGN GOVERNMENT ISSUED SECURITIES (e)
----------------------------------------
        Egypt Treasury Bill, 01/01/08*                                            1,600,000              255,537           0.5%
        JP Morgan Chase London Egypt Treasury Bill, 144A, 11/08/07*                 327,000              306,072           0.5%
Total Foreign Government Issued Securities (e) (cost $562,024)                                           561,609           1.0%

                                                                                                                        % OF NET
WARRANTS, COMMON & PREFERRED STOCKS (a)                                             SHARES              VALUE            ASSETS
---------------------------------------                                             ------              -----            ------
        Axiohm Transaction Solutions, Inc. (Common Stock) (d)(f)*                     4,056                    0           0.0%
        Brown Jordan International, Inc., 08/15/07 (Warrants) (d)*                      250                    2           0.0%
        Chesapeake Energy Corporation, 6.25% (Convertible Preferred Stock)              368               93,527           0.2%
        ContinentalAFA Dispensing Company (Common Stock) (d)(f)*                     17,241               94,826           0.2%
        Home Interiors (Common Stock) (d)(f)*                                       735,946                7,359           0.0%
        Imperial Sugar Company (Common Stock)                                           344               10,716           0.0%

        ION Media Networks Inc., 7.125%, PIK, 11/15/49 (Preferred Stock)                 75              566,250           1.0%
        Leap Wireless International, Inc., 04/15/10  (Warrants) (d)*                    200                    0           0.0%
        Mattress Discounters Corporation (Common Stock) (d)*                          3,747                    0           0.0%
        Mattress Discounters Corporation, 07/15/07  (Warrants) (d)*                     250                    0           0.0%
        TCR Holding Corporation, Class "B" (Preferred Stock) (d)*                       602                    1           0.0%
        TCR Holding Corporation, Class "C" (Preferred Stock) (d)*                       331                    0           0.0%
        TCR Holding Corporation, Class "D" (Preferred Stock) (d)*                       873                    1           0.0%
        TCR Holding Corporation, Class "E" (Preferred Stock) (d)*                     1,807                    2           0.0%
        UbiquiTel Inc., 04/15/10  (Warrants) (d)*                                       375                    4           0.0%
        World Access, Inc. (Common Stock)*                                            1,571                    1           0.0%
Total Warrants, Common & Preferred Stocks (a) (cost $1,776,149)                                          772,689           1.4%
Total Investment Portfolio excluding repurchase
     agreement (cost $54,772,321)                                                                     52,553,033          95.8%

------------------------------------------------------------------------------------------------------------------------------------
                                            HERITAGE INCOME TRUST - HIGH YIELD BOND FUND
                                                        INVESTMENT PORTFOLIO
                                                          JANUARY 31, 2007
                                                             (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  PRINCIPAL                             % OF NET
                                                                                   AMOUNT               VALUE            ASSETS
                                                                                  ---------             -----            ------
REPURCHASE AGREEMENT (a)
------------------------
Repurchase Agreement with Fixed Income
Clearing  Corporation, dated
January 31, 2007 @ 5.08% to be
repurchased at $1,438,203 on
February 1, 2007, collateralized by
$1,440,000 United States Treasury Bonds,
5.0% due August 15, 2011, (market value
$1,492,180 including interest)
(cost $1,438,000)...........................                                                           1,438,000           2.6%
TOTAL INVESTMENT PORTFOLIO (COST $56,210,321)(g)                                                      53,991,033          98.5%
OTHER ASSETS AND LIABILITIES, NET,                                                                       847,118           1.5%
NET ASSETS                                                                                         $  54,838,151         100.0%

--------
  * Non-income producing security.

(a) Percentages indicated are based on net assets.
(b) Bonds reset to applicable coupon rate at a future date.
(c) Bond is in default.
(d) Restricted securities deemed to be illiquid for purposes of compliance limitations on holdings of illiquid securities and fair valued according to procedures adopted by the Board of Trustees. At January 31, 2007, these securities aggregated $127,695 or 0.2% of the net assets of the Fund.
(e) U.S. dollar denominated.
(f) Private Placement security acquired from issuers of bonds that have defaulted. At January 31, 2007, these securities aggregated $102,185 or 0.2% of the net assets of the Fund.
(g) The aggregate identified cost for federal income tax net unrealized depreciation of $2,219,288 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $1,688,257 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $3,907,545.

144A - Securities are issued pursuant to Rule 144A of the Securities Act of 1933. Most of these are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration to qualified institutional buyers. At January 31, 2007, these securities aggregated $11,668,043 or 21.3% of the net assets of the Fund.

FRN - Floating rate notes reset their interest rate on a semiannual or quarterly basis.
MTN -  Medium Term Note.
PIK - Payment-in Kind securities may pay interest in the form of additional shares, as opposed to cash payouts.
REIT - Real Estate Investment Trust.

NOTE 1: ORGANIZATION AND INVESTMENT OBJECTIVE. Heritage Income Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and presently offers shares in the High Yield Bond Fund (the "Fund"). The Fund seeks high current income.

        CLASS OFFERINGS. The Fund currently offers Class A and Class C shares to the public.

            o Class A shares are sold subject to a maximum sales charge of 3.75% of the amount invested payable at the time of purchase. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase.

            o Class C shares are sold subject to a CDSC of 1% of the lower of net asset value or purchase price if redeemed prior to 1 year of purchase.

        CLASS B SHARES. An additional class of shares, Class B shares, is no longer available for purchase, although existing Class B shareholders can exchange their shares for Class B shares of another Heritage Mutual Fund and acquire additional shares through dividend reinvestment. Class B shares were sold subject to a CDSC upon redemption of up to 5% of the lower of net asset value or purchase price, declining over a six-year period. Class B shares automatically convert to Class A shares of the Fund eight years after purchase. In addition, the Funds' Board of Trustees has approved the conversion of all remaining Class B shares to Class A shares on March 30, 2007. The conversion from Class B shares will not be a taxable event and all shareholders, as of the conversion date, will not be charged a CDSC. After that conversion, there will be no Class B shares outstanding.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES.

        USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

        VALUATION OF SECURITIES. The price of the Fund's shares is the Fund's net asset value per share. The Fund determines the net asset value of its shares on each day the New York Stock Exchange ("NYSE") is open for business, as of the close of the customary trading session (typically 4:00 ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the Fund is priced, Heritage Asset Management, Inc. (the "Manager" or "Heritage") is not required to revalue the Fund.

        Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the Fund's determination of net asset value.

        Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Board of Trustees. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures ("Procedures") approved by the Boards of Trustees. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards of Trustees. Pursuant to the Procedures, the Boards of Trustees have delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from Heritage, the manager and administrator for the Fund. The composition of this Valuation Committee may change from time to time. There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

            o DOMESTIC EXCHANGE TRADED EQUITY SECURITIES. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Heritage will value the security at fair value in good faith using the Procedures.

            o FIXED INCOME SECURITIES. Government, corporate, asset-backed and municipal bonds and convertible securities, including high-yield or junk bonds, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the prices provided by the pricing service and independent quoted prices are unreliable, the valuation committee described above will fair value the security using Procedures.

            o FOREIGN SECURITIES. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Consequently, fair valuation of portfolio securities may occur on a daily basis. The Fund may also fair value a security if certain events occur between the time trading ends on a particular security and the Fund's net asset value calculation. The Fund may fair value the particular security if the events are significant and make the closing price unreliable. If an issuer specific event has occurred that Heritage determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Heritage also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on exchange rates provided by a pricing service. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.

            o SHORT-TERM SECURITIES. The Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

        FOREIGN CURRENCY TRANSACTIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and other liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investment transactions. Net realized gain (loss) from foreign currency transactions and the net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies include gains and losses between trade and settlement date on securities transactions, gains and losses arising from the purchase and sale of forward foreign currency contracts and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

        REAL ESTATE INVESTMENT TRUSTS ("REITs"). There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates. Dividend income is recorded at the Manager's estimate of the income included in distributions from the REIT investments. Distributions received in excess of the estimated amount are recorded as a reduction of the cost investments. The actual amounts of income, return of capital and capital gains are only determined be each REIT after the fiscal year end and may differ from the estimated amounts.

        REPURCHASE AGREEMENTS. The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

        FEDERAL INCOME TAXES. The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income are made monthly. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

        REVENUE RECOGNITION. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

        EXPENSES. The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund's expenses. These custodian credits are shown as "Expense offsets" in the Statement of Operations.

        CLASS ALLOCATIONS. Each class of shares has equal rights as to earnings and assets except that each class may bear different expense for distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

        OTHER. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

ITEM 2. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and Principal Financial Officer of HERITAGE INCOME TRUST have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of HERITAGE INCOME TRUST that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3. EXHIBITS

(a) Certifications of the President and Principal Financial Officer of HERITAGE INCOME TRUST as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                    HERITAGE INCOME TRUST


Date: April 2, 2007                                 /s/ Stephen G. Hill
                                                    --------------------------
                                                    Stephen G. Hill
                                                    President




      Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: April 2, 2007                                 /s/ Stephen G. Hill
                                                    --------------------------
                                                    Stephen G. Hill
                                                    President



Date: April 2, 2007                                 /s/ Andrea N. Mullins
                                                    --------------------------
                                                    Andrea N. Mullins
                                                    Principal Financial Officer